Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2020
Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2021
Document Effective Date	dei_DocumentEffectiveDate	Jul. 02, 2021
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A